Financial instruments - Derivative Financial Instruments (Hedges) Measured at Fair Value (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 18, 2023	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Line Items]
Hedging assets		$ 21,263	$ 25,039
Hedging liabilities		29,174	53,657
Effect on profit or loss for the period derivative instruments		27,149	(7,666)
Hedging reserve in equity before tax		(20,439)	(1,275)
Series Q bonds
Financial instruments [Line Items]
Effect on profit or loss for the period derivative instruments	$ 16,440
Proceeds received related to hedging items	$ 17,320
Debt | Cross currency swap contracts
Financial instruments [Line Items]
Hedging assets		18,335	23,031
Hedging liabilities		28,756	38,810
Effect on profit or loss for the period derivative instruments		10,018	(13,067)
Hedging reserve in equity before tax		(20,439)	(2,712)
Debt | Cross currency swap contracts | Short term
Financial instruments [Line Items]
Hedging assets		15,405	7,038
Hedging liabilities		7,316	30,442
Effect on profit or loss for the period derivative instruments		0	0
Hedging reserve in equity before tax		0	0
Debt | Cross currency swap contracts | Long term
Financial instruments [Line Items]
Hedging assets		2,930	15,993
Hedging liabilities		21,440	8,368
Effect on profit or loss for the period derivative instruments		0	0
Hedging reserve in equity before tax		0	0
Investment
Financial instruments [Line Items]
Hedging assets		18,335	24,520
Hedging liabilities		28,756	38,862
Effect on profit or loss for the period derivative instruments		10,018	(13,067)
Hedging reserve in equity before tax		(20,439)	(1,275)
Investment | Forward contract
Financial instruments [Line Items]
Hedging assets		0	1,489
Hedging liabilities		0	52
Effect on profit or loss for the period derivative instruments		0	0
Hedging reserve in equity before tax		0	1,437
Investment | Forward contract | Short term
Financial instruments [Line Items]
Hedging assets		0	1,489
Hedging liabilities		0	0
Effect on profit or loss for the period derivative instruments		0
Hedging reserve in equity before tax		0
Investment | Forward contract | Long term
Financial instruments [Line Items]
Hedging assets		0	0
Hedging liabilities		0	52
Effect on profit or loss for the period derivative instruments		0	0
Hedging reserve in equity before tax		0	1,437
Investment | Option contract
Financial instruments [Line Items]
Hedging assets		2,928	519
Hedging liabilities		418	14,795
Effect on profit or loss for the period derivative instruments		17,131	5,401
Hedging reserve in equity before tax		0	0
Investment | Option contract | Short term
Financial instruments [Line Items]
Hedging assets		2,928	519
Hedging liabilities		418	14,795
Effect on profit or loss for the period derivative instruments		0	0
Hedging reserve in equity before tax		$ 0	$ 0